Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.83%
Application Software–7.81%
Adobe, Inc.(b)	32,181	$14,298,662
RingCentral, Inc., Class A(b)	81,745	23,728,121
salesforce.com, inc.(b)	107,480	20,942,478
Splunk, Inc.(b)	127,697	26,793,384
Synopsys, Inc.(b)	127,126	25,326,042
		111,088,687
Biotechnology–0.87%
BioNTech SE (Germany)(b)(c)	18,081	0
BioNTech SE, ADR (Germany)(b)(d)	68,521	5,626,259
Moderna, Inc.(b)	90,640	6,716,424
		12,342,683
Consumer Electronics–1.72%
Sony Corp. (Japan)	315,400	24,457,865
Data Processing & Outsourced Services–9.31%
Fiserv, Inc.(b)	210,147	20,970,569
PayPal Holdings, Inc.(b)	236,813	46,431,925
Visa, Inc., Class A	242,463	46,164,955
WEX, Inc.(b)	118,864	18,824,492
		132,391,941
Health Care Equipment–5.37%
Abbott Laboratories	103,720	10,438,381
DexCom, Inc.(b)	56,671	24,682,487
Intuitive Surgical, Inc.(b)	24,416	16,735,703
Teleflex, Inc.	65,547	24,455,586
		76,312,157
Health Care Technology–0.19%
Teladoc Health, Inc.(b)	11,304	2,686,169
Interactive Home Entertainment–7.29%
Activision Blizzard, Inc.	290,094	23,970,467
Electronic Arts, Inc.(b)	128,628	18,216,297
Nintendo Co. Ltd. (Japan)	21,000	9,213,303
Sea Ltd., ADR (Taiwan)(b)	250,405	30,599,491
Take-Two Interactive Software, Inc.(b)	132,394	21,715,264
		103,714,822
Interactive Media & Services–10.21%
Alphabet, Inc., Class A(b)	45,093	67,096,129
Facebook, Inc., Class A(b)	290,004	73,565,315
ZoomInfo Technologies, Inc., Class A(b)(d)	110,664	4,522,838
		145,184,282
Internet & Direct Marketing Retail–18.97%
Alibaba Group Holding Ltd., ADR (China)(b)	409,919	102,897,868
Amazon.com, Inc.(b)	44,100	139,562,388
Booking Holdings, Inc.(b)	16,364	27,199,095
		269,659,351
Life Sciences Tools & Services–5.12%
10X Genomics, Inc., Class A(b)	154,170	15,165,703
Shares		Value
Life Sciences Tools & Services–(continued)
Illumina, Inc.(b)	47,157	$18,021,519
IQVIA Holdings, Inc.(b)	150,249	23,797,939
Thermo Fisher Scientific, Inc.	38,364	15,880,778
		72,865,939
Managed Health Care–0.57%
UnitedHealth Group, Inc.	26,741	8,096,640
Movies & Entertainment–1.49%
Netflix, Inc.(b)	43,249	21,143,571
Semiconductor Equipment–4.89%
Applied Materials, Inc.	868,261	55,855,230
ASML Holding N.V., New York Shares (Netherlands)	38,521	13,625,648
		69,480,878
Semiconductors–9.53%
NVIDIA Corp.	112,161	47,622,439
QUALCOMM, Inc.	301,224	31,812,267
Semtech Corp.(b)	604,842	33,707,845
Silicon Motion Technology Corp., ADR (Taiwan)	538,590	22,281,468
		135,424,019
Systems Software–10.48%
Microsoft Corp.	446,903	91,619,584
Palo Alto Networks, Inc.(b)	101,264	25,915,483
ServiceNow, Inc.(b)	71,675	31,479,660
		149,014,727
Technology Hardware, Storage & Peripherals–5.32%
Apple, Inc.	177,862	75,598,464
Trucking–0.69%
Uber Technologies, Inc.(b)	325,760	9,857,498
Total Common Stocks & Other Equity Interests (Cost $640,574,030)		1,419,319,693
Money Market Funds–0.25%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(e)(f)	947,781	947,781
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(e)(f)	1,543,231	1,544,157
Invesco Treasury Portfolio, Institutional Class, 0.07%(e)(f)	1,083,178	1,083,178
Total Money Market Funds (Cost $3,573,339)		3,575,116
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $644,147,369)		1,422,894,809
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.66%
Invesco Private Government Fund, 0.06%(e)(f)(g)	7,061,342	7,061,342

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.15%(e)(f)(g)	2,353,310	$2,353,780
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,415,122)		9,415,122
TOTAL INVESTMENTS IN SECURITIES–100.74% (Cost $653,562,491)		1,432,309,931
OTHER ASSETS LESS LIABILITIES—(0.74)%		(10,577,433)
NET ASSETS–100.00%		$1,421,732,498
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,087,629	$20,971,003	$(25,110,851)	$-	$-	$947,781	$1,358
Invesco Liquid Assets Portfolio, Institutional Class	4,500,938	14,979,287	(17,936,322)	(2,606)	2,860	1,544,157	4,504
Invesco Treasury Portfolio, Institutional Class	5,814,433	23,966,860	(28,698,115)	-	-	1,083,178	1,256
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	8,158,814	(1,097,472)	-	-	7,061,342	31
Invesco Private Prime Fund	-	2,719,962	(366,182)	-	-	2,353,780	26
Total	$15,403,000	$70,795,926	$(73,208,942)	$(2,606)	$2,860	$12,990,238	$7,175

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,385,648,525	$33,671,168	$0	$1,419,319,693
Money Market Funds	3,575,116	9,415,122	—	12,990,238
Total Investments	$1,389,223,641	$43,086,290	$0	$1,432,309,931
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Technology Fund